Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2017 and 2018. The overseas cash and cash equivalents are primarily held by the Company and its subsidiaries in Hong Kong and US.

	RMB amount (RMB denominated)			RMB equivalent amount (US$ denominated)			Total
	Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE
December 31, 2017	7,092	22,271	20,266	364,977	1,877	—	416,483
December 31, 2018	6,929	3,185	58,068	194,066	82,474	—	344,722